Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of other comprehensive income
Net income for the year	R$ 475,924	R$ 361,013	R$ 794,032
Change in fair value of financial instruments classified as Fair Value Through Other Comprehensive Income	620	(705)	202
Deferred income Tax	(211)	240	(69)
Total comprehensive income for the year	476,333	360,548	794,165
Total comprehensive income allocated to:
Controlling shareholders	476,600	360,548	794,165
Non-controlling interests	(267)	0	0
Total comprehensive income for the year	R$ 476,333	R$ 360,548	R$ 794,165